Note 2 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant and Equipment, Useful Life [Table Text Block]
Asset	Estimated useful lives (in years)
Computer equipment and software	3
Laboratory and manufacturing equipment	3
Furniture and fixtures	3
Leasehold improvements	5 years or lease term, if shorter